Business Combination (Details Textual) - USD ($)	2 Months Ended	3 Months Ended
	Apr. 30, 2015	Apr. 30, 2015	Apr. 30, 2014
Business combination (Textual)
Issuance of preferred shares payable for acquisition		$ 1,000,000
Webrunner, Inc [Member]
Business combination (Textual)
Issuance of preferred shares payable for acquisition	$ 1,000,000